Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 07, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As discussed in “Executive and Director Compensation—Compensation Discussion and Analysis,” the goal of our compensation program for our executive officers is the same as our goal for operating the Company—to create long-term value for our stockholders. The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officers (the “PEOs”) and our other named executive officers (the
“Non-PEO
Named Executive Officers”) as presented in the Summary Compensation Table on page 39 (the “SCT Amounts”), (ii) the “compensation actually paid” to our PEOs and our
Non-PEO
Named Executive Officers, as calculated pursuant to the SEC’s pay-versus-performance
rules (the “CAP Amounts”), (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation Committee makes compensation decisions in light of Company or individual performance. For discussion of how our Compensation Committee makes
compensation decisions, please see “Executive and Director Compensation—Compensation Discussion and Analysis.”
Pay Versus Performance

Year	Summary Compen- sation Table Total for First PEO (Saylor) (1) ($)	Summary Compen- sation Table Total for Second PEO (Le) (1) ($)	Compen- sation Actually Paid to First PEO (Saylor) (2) ($)	Compen- sation Actually Paid to Second PEO (Le) (2) ($)	Average Summary Compen- sation Table Total for Non-PEO Named Executive Officers (3) ($)	Average Compen- sation Actually Paid to Non-PEO Named Executive Officers (2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($) (in thousands) (6)	Non-GAAP Adjusted Income from Operations ($) (in thousands) (7)
							Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return (5) ($)
2025	N/A	13,784,204	N/A	(52,921,044)	3,730,086	(8,565,894)	391	258	(3,848,153)	12,459
2024	N/A	15,736,147	N/A	220,918,429 (8)	4,959,596	53,110,328 (8)	745	201	(1,166,661)	14,008
2023	N/A	8,028,255	N/A	63,649,217	2,420,954	10,435,349	163	147	429,121	70,375
2022	670,812	20,174,360	670,812	(15,836,288)	6,282,443	(1,983,026)	36	89	(1,469,797)	74,163
2021	2,780,241	N/A	2,780,241	N/A	12,152,910	27,803,878	140	138	(535,480)	90,220

(1)
Mr. Saylor (our “First PEO”) served as our PEO in 2021 and until August 7, 2022. Mr. Le (our “Second PEO”) is the current PEO and has served as our PEO since August 8, 2022. The amounts reported under Summary Compensation Table Total for First PEO and Summary Compensation Table Total for Second PEO reflect the total compensation amounts reported in the “Summary Compensation Table” for our First PEO and our Second PEO, respectively, for each respective year in which such individual served as PEO for any portion of the year.

(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amounts of compensation earned by or paid to the executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

	2025		2024				2023		2022			2021
Adjustments	PEO ($)	Non-PEO Named Executive Officers* ($)	PEO ($)		Non-PEO Named Executive Officers* ($)		PEO ($)	Non-PEO Named Executive Officers* ($)	First PEO ($)	Second PEO ($)	Non-PEO Named Executive Officers* ($)	PEO ($)	Non-PEO Named Executive Officers* ($)
SCT Total Compensation	13,784,204	3,730,086	15,736,147		4,959,596		8,028,255	2,420,954	670,812	20,174,360	6,282,443	2,780,241	12,152,910
Less: Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(11,173,323)	(2,826,577)	(13,383,342)		(3,859,026)		(5,954,383)	(1,544,782)	—	(18,324,800)	(5,204,525)	—	(10,158,133)
Plus: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	5,994,481	1,794,885	25,445,612		7,218,919		14,378,619	3,063,917	—	8,087,752	2,363,133	—	6,768,250
Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(74,621,662)	(13,167,439)	178,734,562	**	39,351,469	**	35,805,915	5,448,715	—	(14,730,642)	(3,518,449)	—	6,072,885
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	13,095,256	1,903,151	14,385,451		5,439,370		11,390,811	1,481,456	—	(11,042,958)	(1,905,628)	—	12,967,966
Less: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—		—		—	(434,911)	—	—	—	—	—
CAP Amounts (as calculated)	(52,921,044)	(8,565,894)	220,918,429	**	53,110,328	**	63,649,217	10,435,349	670,812	(15,836,288)	(1,983,026)	2,780,241	27,803,878

*	Amounts presented are averages for the entire group of Non-PEO Named Executive Officers in each respective year.
**	Reflects a correction from the amount disclosed in the proxy statement for our 2025 annual meeting of stockholders.

Stock option grant date fair values were calculated based on the Black-Scholes valuation model as of the grant date. The calculations of stock option fair values as of each measurement date were made using the Black-Scholes valuation model, using the stock price as of the measurement date with updated assumptions (i.e., expected term, volatility, and risk free rates) as of the measurement date. In updating the expected term assumptions as of each measurement date, we considered the passage of time, exercise history, and
“in-the-money”
status of awards (i.e. how much the award’s exercise price was above or below the market price of the underlying Class A Stock issuable upon exercise of such award) and adjusted the expected term, as applicable. RSU grant date fair values were calculated using the stock price as of the grant date. RSU fair values as of year-end
and as of each date of vesting were calculated using the stock price as of the applicable date. All of our PSUs include a market condition such that vesting is subject to the Company’s achievement of a relative total shareholder return performance goal over a three-year performance period. The number of PSUs that will vest will be based on the percentile ranking of the Company’s TSR over the three-year performance period as compared to the TSR of the members of the Nasdaq Composite Index over the same period, with the payout factor ranging from 0% to 200% of the number of PSUs granted. The PSU grant date fair values were calculated using a Monte Carlo simulation as of the grant date. The calculations of unvested PSU fair values as of year-end
were made using a Monte Carlo simulation, using the stock price as of year-end
with updated assumptions (i.e., expected term, volatility, risk free rates, actual TSR from date of grant to year-end)
as of the measurement
date.

(3)
The amounts reported under Average Summary Compensation Table Total for
Non-PEO
Named Executive Officers reflect the average of the total compensation amounts reported in the “Summary Compensation Table” for the
Non-PEO
Named Executive Officers for each respective year. The
Non-PEO
Named Executive Officers were:

•	For 2025, Messrs. Saylor, Kang, Chow and Shao;

•	For 2024, Messrs. Saylor, Kang, and Shao;

•	For 2023, Messrs. Saylor, Adkisson, Kang, and Shao;

•	For 2022, Messrs. Adkisson, Kang, Lang, and Shao;

•	For 2021, Messrs. Lang, Le, and Shao;

(4)
For the fiscal years ended December 31, 2025, 2024, 2023, 2022, 2021, represents the cumulative total shareholder return (“TSR”) of our Class A Stock (“Strategy TSR”) for the measurement periods beginning as of market close on December 31, 2020 and ending on December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(5)
For the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021, represents the cumulative TSR of the Nasdaq Computer Index (“Peer Group TSR”) for the measurement periods beginning as of market close on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively. The Nasdaq Computer Index is the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2025.

(6)
Reflects “Net Income (Loss)” for the fiscal years ended December 31, 2025, 2024, and 2023 included in the Company’s Consolidated Statements of Operations included in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2025, and “Net Income (Loss)” for the fiscal years ended December 31, 2022 and 2021 included in the Company’s Consolidated Statements of Operations included in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2023.

(7)
Non-GAAP
Adjusted Income from Operations is a
non-GAAP
financial measure calculated by (i) for 2025, adjusting loss from operations to exclude unrealized gains or losses on digital assets and share-based compensation expense and (ii) for 2021 to 2024, adjusting loss from operations to exclude digital asset impairment losses and share-based compensation expense. The difference between (i) and (ii) reflects our adoption of Accounting Standards Update
No. 2023-08,
Intangibles—Goodwill and Other—Crypto Assets (Subtopic
350-60):
Accounting for and Disclosure of Crypto Assets (“ASU
2023-08”),
effective January 1, 2025, which requires fair value accounting for digital assets with changes recognized in net income, whereas prior periods were accounted for under a cost-less-impairment model and therefore did not include unrealized gains or losses. ASU
2023-08
was adopted using a modified retrospective method, with a cumulative-effect adjustment recorded to opening retained earnings and no restatement of prior periods.

(8)	Reflects a correction from the amount disclosed in the proxy statement for our 2025 annual meeting of stockholders.

Company Selected Measure Name			Non-GAAP Adjusted Income from Operations
Named Executive Officers, Footnote
(3)
The amounts reported under Average Summary Compensation Table Total for
Non-PEO
Named Executive Officers reflect the average of the total compensation amounts reported in the “Summary Compensation Table” for the
Non-PEO
Named Executive Officers for each respective year. The
Non-PEO
Named Executive Officers were:

•	For 2025, Messrs. Saylor, Kang, Chow and Shao;

•	For 2024, Messrs. Saylor, Kang, and Shao;

•	For 2023, Messrs. Saylor, Adkisson, Kang, and Shao;

•	For 2022, Messrs. Adkisson, Kang, Lang, and Shao;

•	For 2021, Messrs. Lang, Le, and Shao;

Peer Group Issuers, Footnote	For the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021, represents the cumulative TSR of the Nasdaq Computer Index (“Peer Group TSR”) for the measurement periods beginning as of market close on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively. The Nasdaq Computer Index is the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s Annual Report on Form
10-K
			for the fiscal year ended December 31, 2025.
Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amounts of compensation earned by or paid to the executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

	2025		2024				2023		2022			2021
Adjustments	PEO ($)	Non-PEO Named Executive Officers* ($)	PEO ($)		Non-PEO Named Executive Officers* ($)		PEO ($)	Non-PEO Named Executive Officers* ($)	First PEO ($)	Second PEO ($)	Non-PEO Named Executive Officers* ($)	PEO ($)	Non-PEO Named Executive Officers* ($)
SCT Total Compensation	13,784,204	3,730,086	15,736,147		4,959,596		8,028,255	2,420,954	670,812	20,174,360	6,282,443	2,780,241	12,152,910
Less: Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(11,173,323)	(2,826,577)	(13,383,342)		(3,859,026)		(5,954,383)	(1,544,782)	—	(18,324,800)	(5,204,525)	—	(10,158,133)
Plus: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	5,994,481	1,794,885	25,445,612		7,218,919		14,378,619	3,063,917	—	8,087,752	2,363,133	—	6,768,250
Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(74,621,662)	(13,167,439)	178,734,562	**	39,351,469	**	35,805,915	5,448,715	—	(14,730,642)	(3,518,449)	—	6,072,885
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	13,095,256	1,903,151	14,385,451		5,439,370		11,390,811	1,481,456	—	(11,042,958)	(1,905,628)	—	12,967,966
Less: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—		—		—	(434,911)	—	—	—	—	—
CAP Amounts (as calculated)	(52,921,044)	(8,565,894)	220,918,429	**	53,110,328	**	63,649,217	10,435,349	670,812	(15,836,288)	(1,983,026)	2,780,241	27,803,878

*	Amounts presented are averages for the entire group of Non-PEO Named Executive Officers in each respective year.
**	Reflects a correction from the amount disclosed in the proxy statement for our 2025 annual meeting of stockholders.

Stock option grant date fair values were calculated based on the Black-Scholes valuation model as of the grant date. The calculations of stock option fair values as of each measurement date were made using the Black-Scholes valuation model, using the stock price as of the measurement date with updated assumptions (i.e., expected term, volatility, and risk free rates) as of the measurement date. In updating the expected term assumptions as of each measurement date, we considered the passage of time, exercise history, and
“in-the-money”
status of awards (i.e. how much the award’s exercise price was above or below the market price of the underlying Class A Stock issuable upon exercise of such award) and adjusted the expected term, as applicable. RSU grant date fair values were calculated using the stock price as of the grant date. RSU fair values as of year-end
and as of each date of vesting were calculated using the stock price as of the applicable date. All of our PSUs include a market condition such that vesting is subject to the Company’s achievement of a relative total shareholder return performance goal over a three-year performance period. The number of PSUs that will vest will be based on the percentile ranking of the Company’s TSR over the three-year performance period as compared to the TSR of the members of the Nasdaq Composite Index over the same period, with the payout factor ranging from 0% to 200% of the number of PSUs granted. The PSU grant date fair values were calculated using a Monte Carlo simulation as of the grant date. The calculations of unvested PSU fair values as of year-end
were made using a Monte Carlo simulation, using the stock price as of year-end
with updated assumptions (i.e., expected term, volatility, risk free rates, actual TSR from date of grant to year-end)
as of the measurement
date.

Non-PEO NEO Average Total Compensation Amount			$ 3,730,086	$ 4,959,596	$ 2,420,954	$ 6,282,443	$ 12,152,910
Non-PEO NEO Average Compensation Actually Paid Amount			$ (8,565,894)	53,110,328	10,435,349	(1,983,026)	27,803,878
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amounts of compensation earned by or paid to the executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

	2025		2024				2023		2022			2021
Adjustments	PEO ($)	Non-PEO Named Executive Officers* ($)	PEO ($)		Non-PEO Named Executive Officers* ($)		PEO ($)	Non-PEO Named Executive Officers* ($)	First PEO ($)	Second PEO ($)	Non-PEO Named Executive Officers* ($)	PEO ($)	Non-PEO Named Executive Officers* ($)
SCT Total Compensation	13,784,204	3,730,086	15,736,147		4,959,596		8,028,255	2,420,954	670,812	20,174,360	6,282,443	2,780,241	12,152,910
Less: Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(11,173,323)	(2,826,577)	(13,383,342)		(3,859,026)		(5,954,383)	(1,544,782)	—	(18,324,800)	(5,204,525)	—	(10,158,133)
Plus: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	5,994,481	1,794,885	25,445,612		7,218,919		14,378,619	3,063,917	—	8,087,752	2,363,133	—	6,768,250
Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(74,621,662)	(13,167,439)	178,734,562	**	39,351,469	**	35,805,915	5,448,715	—	(14,730,642)	(3,518,449)	—	6,072,885
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	13,095,256	1,903,151	14,385,451		5,439,370		11,390,811	1,481,456	—	(11,042,958)	(1,905,628)	—	12,967,966
Less: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—		—		—	(434,911)	—	—	—	—	—
CAP Amounts (as calculated)	(52,921,044)	(8,565,894)	220,918,429	**	53,110,328	**	63,649,217	10,435,349	670,812	(15,836,288)	(1,983,026)	2,780,241	27,803,878

*	Amounts presented are averages for the entire group of Non-PEO Named Executive Officers in each respective year.
**	Reflects a correction from the amount disclosed in the proxy statement for our 2025 annual meeting of stockholders.

Stock option grant date fair values were calculated based on the Black-Scholes valuation model as of the grant date. The calculations of stock option fair values as of each measurement date were made using the Black-Scholes valuation model, using the stock price as of the measurement date with updated assumptions (i.e., expected term, volatility, and risk free rates) as of the measurement date. In updating the expected term assumptions as of each measurement date, we considered the passage of time, exercise history, and
“in-the-money”
status of awards (i.e. how much the award’s exercise price was above or below the market price of the underlying Class A Stock issuable upon exercise of such award) and adjusted the expected term, as applicable. RSU grant date fair values were calculated using the stock price as of the grant date. RSU fair values as of year-end
and as of each date of vesting were calculated using the stock price as of the applicable date. All of our PSUs include a market condition such that vesting is subject to the Company’s achievement of a relative total shareholder return performance goal over a three-year performance period. The number of PSUs that will vest will be based on the percentile ranking of the Company’s TSR over the three-year performance period as compared to the TSR of the members of the Nasdaq Composite Index over the same period, with the payout factor ranging from 0% to 200% of the number of PSUs granted. The PSU grant date fair values were calculated using a Monte Carlo simulation as of the grant date. The calculations of unvested PSU fair values as of year-end
were made using a Monte Carlo simulation, using the stock price as of year-end
with updated assumptions (i.e., expected term, volatility, risk free rates, actual TSR from date of grant to year-end)
as of the measurement
date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the five financial and
non-financial
performance measures that, in our assessment, represent the most important performance measures that our Compensation Committee assessed to link the CAP Amounts for our named executive officers for 2025 (our most recently completed fiscal year), to Company performance.

Measure	Nature	Explanation

Revenue	Financial Measure	Revenue generated by our business intelligence operating strategy in 2025

Non-GAAP Adjusted Income from Operations	Financial Measure
A
non-GAAP
financial measure calculated by (i) for 2025, adjusting loss from operations to exclude unrealized gains or losses on digital assets and share-based compensation expense and (ii) for 2021 to 2024, adjusting loss from operations to exclude digital asset impairment losses and share-based compensation expense.

Non-GAAP Operating Margin	Financial Measure	The ratio of Non-GAAP Adjusted Income from Operations to Total Revenue

Total Stockholder Return	Financial Measure	Total returns on an investment in shares of Class A Stock

Bitcoin-Related Initiatives	Non-Financial Measure	Subjective evaluation of the effectiveness of the execution of our strategy to acquire and hold bitcoin to create shareholder value.

Total Shareholder Return Amount			$ 391	745	163	36	140
Peer Group Total Shareholder Return Amount			258	201	147	89	138
Net Income (Loss)			$ (3,848,153,000)	$ (1,166,661,000)	$ 429,121,000	$ (1,469,797,000)	$ (535,480,000)
Company Selected Measure Amount			12,459,000	14,008,000	70,375,000	74,163,000	90,220,000
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Non-GAAP Adjusted Income from Operations
Non-GAAP Measure Description
Non-GAAP
Adjusted Income from Operations is a
non-GAAP
financial measure calculated by (i) for 2025, adjusting loss from operations to exclude unrealized gains or losses on digital assets and share-based compensation expense and (ii) for 2021 to 2024, adjusting loss from operations to exclude digital asset impairment losses and share-based compensation expense. The difference between (i) and (ii) reflects our adoption of Accounting Standards Update
No. 2023-08,
Intangibles—Goodwill and Other—Crypto Assets (Subtopic
350-60):
Accounting for and Disclosure of Crypto Assets (“ASU
2023-08”),
effective January 1, 2025, which requires fair value accounting for digital assets with changes recognized in net income, whereas prior periods were accounted for under a cost-less-impairment model and therefore did not include unrealized gains or losses. ASU
2023-08
			was adopted using a modified retrospective method, with a cumulative-effect adjustment recorded to opening retained earnings and no restatement of prior periods.
Measure:: 3
Pay vs Performance Disclosure
Name			Non-GAAP Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name			Total Stockholder Return
Measure:: 5
Pay vs Performance Disclosure
Name			Bitcoin-Related Initiatives
Mr. Saylor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 670,812	$ 2,780,241
PEO Actually Paid Compensation Amount						670,812	$ 2,780,241
PEO Name		Mr. Saylor					Mr. Saylor
Mr. Le [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 13,784,204	$ 15,736,147	$ 8,028,255	20,174,360
PEO Actually Paid Compensation Amount			$ (52,921,044)	$ 220,918,429	$ 63,649,217	(15,836,288)
PEO Name	Mr. Le		Mr. Le	Mr. Le	Mr. Le
PEO | Mr. Saylor [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	$ 0
PEO | Mr. Saylor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Mr. Saylor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Mr. Saylor [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Mr. Saylor [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Mr. Le [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (11,173,323)	$ (13,383,342)	$ (5,954,383)	(18,324,800)
PEO | Mr. Le [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,994,481	25,445,612	14,378,619	8,087,752
PEO | Mr. Le [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(74,621,662)	178,734,562	35,805,915	(14,730,642)
PEO | Mr. Le [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,095,256	14,385,451	11,390,811	(11,042,958)
PEO | Mr. Le [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,826,577)	(3,859,026)	(1,544,782)	(5,204,525)	(10,158,133)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,794,885	7,218,919	3,063,917	2,363,133	6,768,250
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,167,439)	39,351,469	5,448,715	(3,518,449)	6,072,885
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,903,151	5,439,370	1,481,456	(1,905,628)	12,967,966
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ (434,911)	$ 0	$ 0